Annual Fund Operating Expenses	Aug. 31, 2026
Applied Finance Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Applied Finance Dividend Fund | Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.51%	[1]
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.64%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[2]
Applied Finance Dividend Fund | Applied Finance Dividend Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.53%	[1]
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.51%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[2]
Applied Finance Explorer Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Applied Finance Explorer Fund | Applied Finance Explorer Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.14%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.12%	[3]
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.57%)	[4]
Net Expenses (as a percentage of Assets)	1.08%	[4]
Applied Finance Explorer Fund | Applied Finance Explorer Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.14%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.12%	[3]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.50%)	[4]
Net Expenses (as a percentage of Assets)	0.83%	[4]
Applied Finance Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Applied Finance Select Fund | Applied Finance Select Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	16.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	143.00%
Fee Waiver or Reimbursement	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	100.00%
Applied Finance Select Fund | Applied Finance Select Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	8.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.35%)	[5]
Net Expenses (as a percentage of Assets)	75.00%

[1]	Other Expenses do not reflect 0.02% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.
[2]	Applied Finance Advisors, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Dividend Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the daily net assets of the Dividend Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Dividend Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Dividend Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2027, unless mutually agreed to in writing by the parties.
[3]	Other Expenses do not reflect 0.01% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.
[4]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2027, unless mutually agreed to in writing by the parties.
[5]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Select Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2027 unless mutually agreed to in writing by the parties.